UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 ☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Ajax Mortgage Loan Trust 2021-E
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001866852

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _________________

Larry Mendelsohn, Manager, (503) 226-4614

Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Great Ajax III Depositor LLC on June 15, 2021 (the “Original Filing”) and is being filed solely to replace the reports attached to the Original Filing as Exhibit 99.1— Schedule 1 – AMC Due Diligence Executive Summary (the “Executive Summary”) and as Exhibit 99.1 – Schedule 3 – AMC Loan Level Exception – Disposition (Loan Grades) (the “Loan Level Exception”). The Executive Summary is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A and the Loan Level Exception is hereby replaced in its entirety by the report filed as Exhibit 99.2 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GREAT AJAX III DEPOSITOR LLC
(Depositor)

By:	/s/ Larry Mendelsohn
	Name:	Larry Mendelsohn
	Title:	Manager

Date: June 24, 2021

EXHIBIT INDEX

99.1	Schedule 1 – AMC Due Diligence Executive Summary
99.2	Schedule 3 – AMC Loan Level Exception – Disposition (Loan Grades)